Lease	12 Months Ended
Dec. 31, 2022
Lease
Lease

14.Lease

The Company leases an office space, which runs for a period of 5 years with an option to renew for an additional 5 years for fair market rent for comparable buildings.

Right-of-use assets

Office space
Opening balance - January 1, 2022	$—
Additions to right-of-use assets	301
Depreciation	(40)
Ending balance - December 31, 2022	$261

Right-of-use assets related to leased office is presented as property, plant and equipment (see Note 5).

Lease liabilities

Lease Liabilities
Opening balance - January 1, 2022	$—
Additions to lease liability	242
Lease interest	10
Lease repayment	(34)
Ending balance - December 31, 2022	$218

Amounts recognized in profit or loss

Below is a summary of lease payments that have been expensed for the year ended December 31, 2022 and December 31, 2021.

	December 31,	December 31,
	2022	2021
Interest on lease liabilities	$10	$—
Expense relating to variable lease payments	42	—
Expenses relating to short-term leases	15	110
Expenses relating to leases of low-value assets	7	7
	$74	$117

The office lease also requires the Company to make additional payments for the Company’s proportionate share of operating costs including property taxes, utilities, and other operating expenses. These costs are variable and not included in the calculation of right-of-use asset or lease liability.

Total cash outflow for leases for the year ended December 31, 2022 was $158 (December 31, 2021 - $117).